Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	As of	As of
	June 30, 2024	December 31, 2023
Accrued interest	$10,248	$8,312
Accrued dry-docking expenses	4,413	3,276
Accrued expenses	9,978	8,870
Total	$24,639	$20,458